Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Property And Equipment, Net Schedule Of Property, Plant And Equipment 1	$ 2,841
Property And Equipment, Net Schedule Of Property, Plant And Equipment 2	0
Property And Equipment, Net Schedule Of Property, Plant And Equipment 3	6,838
Property And Equipment, Net Schedule Of Property, Plant And Equipment 4	0
Property And Equipment, Net Schedule Of Property, Plant And Equipment 5	9,679
Property And Equipment, Net Schedule Of Property, Plant And Equipment 6	0
Property And Equipment, Net Schedule Of Property, Plant And Equipment 7	1,406
Property And Equipment, Net Schedule Of Property, Plant And Equipment 8	8,273
Property And Equipment, Net Schedule Of Property, Plant And Equipment 9	$ 0